Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred tax assets:
Allowance for expected credit loss	¥ 440,346	$ 61,513	¥ 440,346
Deferred tax assets, net	¥ 440,346	$ 61,513	¥ 440,346